Borrowings	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Borrowings
28	Borrowings

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Unsecured
- Bank borrowings	2,977,440	10,279,835
- Corporate borrowings	—	1,162

	2,977,440	10,280,997
Interest payable	12,422	34,448

Total borrowings	2,989,862	10,315,445

(a)
As of December 31, 2020, the Group had USD1,290 million (equivalent to approximately RMB8,417 million) unsecured borrowings related to a three-year syndicated loan facility agreement entered into on February 13, 2020, with the available loan facility of USD1,500 million. The interest rate is determined based on monthly LIBOR rate plus 1.25% and the interest is repaid on monthly basis. The Group also had a USD50 million (equivalent to approximately RMB326 million) unsecured bank borrowing. The interest rate is determined based on semi-annual LIBOR rate plus 2.05% and the interest is repaid semi-annually.

(b)	The following table sets forth the range of interest rates of borrowings as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
Bank borrowings — fixed rate	4.08%-6.09%	4.35%-5.00%
Bank borrowings — floating rate	4.04%	1.41%-2.68%
Corporate borrowings — fixed rate	—	0.50%-0.78%